UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: November 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	November 30, 2021

WESTERN ASSET

ULTRA-SHORT INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks current income and capital preservation while maintaining liquidity.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Ultra-Short Income Fund for the six-month reporting period ended November 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2021

II	Western Asset Ultra-Short Income Fund

Performance review

For the six months ended November 30, 2021, Class A shares of Western Asset Ultra-Short Income Fund, excluding sales charges, returned -0.34%. The Fund’s unmanaged benchmark, the ICE BofA 3-Month U.S. Treasury Bill Indexi, returned 0.01% for the same period. The Lipper Short Investment Grade Debt Funds Category Averageii returned -0.40% over the same time frame.

Performance Snapshot as of November 30, 2021 (unaudited)
(excluding sales charges)	6 months
Western Asset Ultra-Short Income Fund:
Class A	-0.34%
Class C	-0.83%
Class C1[1]	-0.82%
Class I	-0.21%
Class IS	-0.20%
ICE BofA 3-Month U.S. Treasury Bill Index	0.01%
Lipper Short Investment Grade Debt Funds Category Average	-0.40%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended November 30, 2021 for Class A, Class C, Class C1, Class I and Class IS shares were 0.47%, -0.32%, -0.26%, 0.73% and 0.77%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class C1 and Class I shares would have been -0.29% and 0.70%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated September 30, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class I and Class IS shares were 0.73%, 1.50%, 1.55%, 0.50% and 0.42%, respectively.

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Ultra-Short Income Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.65% for Class A shares, 1.63% for Class C shares, 1.38% for Class C1 shares, 0.38% for Class I shares and 0.35% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for Class A, Class C1, Class I and Class IS shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

December 31, 2021

RISKS: Investments in bonds are subject to interest rate and credit risks. High-yield bonds, sometimes referred to as “junk” bonds, are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund is subject to fluctuations in yield and share price as interest rates rise and fall. The Fund may engage in active and frequent trading to achieve its principal investment strategies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investments in securities of foreign issuers or issuers with significant exposure to foreign markets are subject to additional

IV	Western Asset Ultra-Short Income Fund

risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i

The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index that comprises a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month. Investors cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended November 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 382 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Ultra-Short Income Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of November 30, 2021 and May 31, 2021 and does not include derivatives, such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2021 and held for the six months ended November 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-0.34%	$1,000.00	$996.60	0.65%	$3.25	Class A	5.00%	$1,000.00	$1,021.81	0.65%	$3.29
Class C	-0.83	1,000.00	991.70	1.43	7.14	Class C	5.00	1,000.00	1,017.90	1.43	7.23
Class C1	-0.82	1,000.00	991.80	1.38	6.89	Class C1	5.00	1,000.00	1,018.15	1.38	6.98
Class I	-0.21	1,000.00	997.90	0.38	1.90	Class I	5.00	1,000.00	1,023.16	0.38	1.93
Class IS	-0.20	1,000.00	998.00	0.35	1.75	Class IS	5.00	1,000.00	1,023.31	0.35	1.78

2	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

[1]	For the six months ended November 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

November 30, 2021

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 44.8%
Communication Services — 3.8%
Diversified Telecommunication Services — 1.3%
AT&T Inc., Senior Notes	4.050%	12/15/23	$1,560,000	$1,659,354
AT&T Inc., Senior Notes	0.900%	3/25/24	1,650,000	1,639,846
NTT Finance Corp., Senior Notes	0.583%	3/1/24	1,560,000	1,545,753	(a)
Verizon Communications Inc., Senior Notes	0.750%	3/22/24	780,000	775,369
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	1,510,000	1,500,251
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	568,000	536,666
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	1.256%	5/15/25	3,290,000	3,353,845	(b)
Total Diversified Telecommunication Services				11,011,084
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Senior Notes	5.125%	5/1/27	700,000	721,700	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes (3 mo. USD LIBOR + 1.650%)	1.782%	2/1/24	3,430,000	3,508,898	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	3,170,000	3,499,281
Comcast Corp., Senior Notes	3.600%	3/1/24	4,710,000	4,993,779
Comcast Corp., Senior Notes	3.950%	10/15/25	1,520,000	1,658,463
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	130,000	128,997	(a)
Fox Corp., Senior Notes	4.030%	1/25/24	1,250,000	1,323,549
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	590,000	646,641
Total Media				16,481,308
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	1,000,000	1,013,658
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	480,000	593,357
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	3,260,000	3,450,752
Total Wireless Telecommunication Services				5,057,767
Total Communication Services				32,550,159
Consumer Discretionary — 3.0%
Automobiles — 1.5%
American Honda Finance Corp., Senior Notes	0.650%	9/8/23	1,640,000	1,639,590
American Honda Finance Corp., Senior Notes	2.400%	6/27/24	1,400,000	1,445,370
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	1,800,000	1,840,824
General Motors Financial Co. Inc., Senior Notes	3.550%	7/8/22	140,000	142,441
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	910,000	941,034

See Notes to Financial Statements.

4	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Automobiles — continued
General Motors Financial Co. Inc., Senior Notes	1.500%	6/10/26	$1,600,000	$1,571,138
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 1.310%)	1.442%	6/30/22	200,000	200,869	(b)
Hyundai Capital America, Senior Notes	1.250%	9/18/23	1,040,000	1,042,250	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	1,100,000	1,081,396	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	950,000	978,689	(a)
Toyota Motor Corp., Senior Notes	0.681%	3/25/24	1,480,000	1,468,901
Toyota Motor Credit Corp., Senior Notes	2.700%	1/11/23	660,000	674,978
Toyota Motor Credit Corp., Senior Notes	0.450%	1/11/24	200,000	198,130
Total Automobiles				13,225,610
Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,880,000	2,908,635
McDonald’s Corp., Senior Notes	3.350%	4/1/23	1,290,000	1,332,258
McDonald’s Corp., Senior Notes	3.700%	1/30/26	910,000	983,961
Sands China Ltd., Senior Notes	2.300%	3/8/27	330,000	315,117	(a)
Sands China Ltd., Senior Notes	2.850%	3/8/29	220,000	207,317	(a)
Total Hotels, Restaurants & Leisure				5,747,288
Household Durables — 0.0%††
DR Horton Inc., Senior Notes	2.500%	10/15/24	130,000	134,850
Internet & Direct Marketing Retail — 0.5%
Amazon.com Inc., Senior Notes	0.450%	5/12/24	3,240,000	3,203,004
eBay Inc., Senior Notes	1.400%	5/10/26	790,000	779,756
Total Internet & Direct Marketing Retail				3,982,760
Multiline Retail — 0.2%
Dollar General Corp., Senior Notes	3.250%	4/15/23	25,000	25,677
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	800,000	831,211
Target Corp., Senior Notes	2.250%	4/15/25	90,000	92,818
Walmart Inc., Senior Notes	1.050%	9/17/26	770,000	761,725
Total Multiline Retail				1,711,431
Specialty Retail — 0.1%
Home Depot Inc., Senior Notes	3.250%	3/1/22	500,000	503,737
Home Depot Inc., Senior Notes	2.700%	4/1/23	140,000	143,299
Total Specialty Retail				647,036
Total Consumer Discretionary				25,448,975
Consumer Staples — 1.2%
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc., Senior
Notes (3 mo. USD LIBOR + 0.740%)	0.861%	1/12/24	1,655,000	1,660,818	(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Food Products — 0.1%
Mondelez International Inc., Senior Notes	0.625%	7/1/22	$500,000	$500,549
Nestle Holdings Inc., Senior Notes	3.350%	9/24/23	500,000	523,058	(a)
Total Food Products				1,023,607
Tobacco — 0.9%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,640,000	1,686,250
Altria Group Inc., Senior Notes	2.625%	9/16/26	1,730,000	1,790,662
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	850,000	837,837
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	500,000	508,074
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	1,440,000	1,449,135
Philip Morris International Inc., Senior Notes	1.500%	5/1/25	200,000	201,298
Reynolds American Inc., Senior Notes	4.850%	9/15/23	660,000	703,811
Total Tobacco				7,177,067
Total Consumer Staples				9,861,492
Energy — 6.7%
Oil, Gas & Consumable Fuels — 6.7%
Apache Corp., Senior Notes	3.250%	4/15/22	330,000	331,216
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	1,130,000	1,178,213
BP Capital Markets America Inc., Senior Notes	3.194%	4/6/25	630,000	663,762
Chevron Corp., Senior Notes	1.141%	5/11/23	960,000	967,103
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.530%)	0.649%	3/3/22	800,000	800,733	(b)
Chevron USA Inc., Senior Notes	0.687%	8/12/25	170,000	166,525
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,770,000	2,863,931
Continental Resources Inc., Senior Notes	2.268%	11/15/26	130,000	128,595	(a)
Coterra Energy Inc., Senior Notes	4.375%	6/1/24	610,000	648,684	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	3,260,000	3,739,915
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	400,000	415,215
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	3,330,000	3,497,946
Energy Transfer LP, Senior Notes	4.200%	9/15/23	800,000	838,653
Energy Transfer LP, Senior Notes	4.500%	4/15/24	1,190,000	1,267,768
Energy Transfer LP, Senior Notes	4.750%	1/15/26	1,340,000	1,468,723
Enterprise Products Operating LLC, Senior Notes	3.350%	3/15/23	1,190,000	1,222,367
Enterprise Products Operating LLC, Senior Notes	3.750%	2/15/25	650,000	694,024
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	3,110,000	3,347,579
EOG Resources Inc., Senior Notes	2.625%	3/15/23	660,000	672,522
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,300,000	2,527,200
EQT Corp., Senior Notes	3.000%	10/1/22	750,000	752,719
EQT Corp., Senior Notes	3.125%	5/15/26	1,800,000	1,801,674	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	560,000	584,511

See Notes to Financial Statements.

6	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
EQT Corp., Senior Notes	5.000%	1/15/29	$40,000	$43,874
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	1,440,000	1,458,527
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	190,000	200,187
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,690,000	1,832,224
Kinder Morgan Inc., Senior Notes (3 mo. USD LIBOR + 1.280%)	1.404%	1/15/23	1,365,000	1,379,134	(b)
Lukoil Capital DAC, Senior Notes	2.800%	4/26/27	1,720,000	1,702,410	(a)
MPLX LP, Senior Notes	3.375%	3/15/23	520,000	534,071
MPLX LP, Senior Notes	4.875%	6/1/25	50,000	54,748
MPLX LP, Senior Notes	1.750%	3/1/26	1,640,000	1,624,074
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	718,641
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	170,000	164,627
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	1,400,000	1,509,690
Pioneer Natural Resources Co., Senior Notes	0.550%	5/15/23	1,410,000	1,403,798
Pioneer Natural Resources Co., Senior Notes	0.750%	1/15/24	1,330,000	1,320,854
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,500,000	1,460,837
Pioneer Natural Resources Co., Senior Notes	4.450%	1/15/26	770,000	848,487
Qatar Energy, Senior Notes	1.375%	9/12/26	2,020,000	1,982,717	(a)
Shell International Finance BV, Senior Notes	2.375%	4/6/25	480,000	497,552
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.400%)	0.556%	11/13/23	1,300,000	1,306,740	(b)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	2,020,000	2,479,801
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	190,000	196,831
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,800,000	1,925,091
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.222%	1/13/23	650,000	646,727	(b)
Williams Cos. Inc., Senior Notes	4.500%	11/15/23	960,000	1,015,018
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	280,000	300,970
Total Energy				57,187,208
Financials — 18.6%
Banks — 12.0%
Banco Santander SA, Senior Notes	3.125%	2/23/23	400,000	410,724
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.241%	4/12/23	400,000	404,095	(b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	5,270,000	5,222,066	(b)
Bank of America Corp., Senior Notes (1.486% to 5/19/23 then SOFR + 1.460%)	1.486%	5/19/24	4,050,000	4,077,765	(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.790%)	0.906%	3/5/24	$1,800,000	$1,811,497	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.960%)	1.084%	7/23/24	1,000,000	1,012,675	(b)
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 1.000%)	1.124%	4/24/23	800,000	802,572	(b)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	1,820,000	1,861,431	(b)
Bank of America Corp., Subordinated Notes (3 mo. USD LIBOR + 0.760%)	0.876%	9/15/26	200,000	199,039	(b)
Bank of Montreal, Senior Notes	0.625%	7/9/24	2,280,000	2,251,658
Bank of Montreal, Senior Notes	1.850%	5/1/25	650,000	661,580
Bank of Nova Scotia, Senior Notes	1.350%	6/24/26	780,000	771,186
Banque Federative du Credit Mutuel SA, Senior Notes (3 mo. USD LIBOR + 0.960%)	1.092%	7/20/23	1,000,000	1,013,318	(b)(c)
Barclays PLC, Senior Notes (3 mo. USD LIBOR + 1.380%)	1.535%	5/16/24	1,400,000	1,417,172	(b)
BNP Paribas SA, Senior Notes	3.500%	3/1/23	450,000	465,182	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	3,000,000	3,046,985	(a)(b)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	400,000	427,997	(a)(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	450,000	475,360
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	400,000	426,380	(b)(d)
Citigroup Inc., Senior Notes (0.776% to 10/30/23 then SOFR + 0.686%)	0.776%	10/30/24	2,570,000	2,554,790	(b)
Citigroup Inc., Senior Notes (0.981% to 5/1/24 then SOFR + 0.669%)	0.981%	5/1/25	2,780,000	2,762,395	(b)
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	2,260,000	2,284,762	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.950%)	1.074%	7/24/23	2,970,000	2,981,866	(b)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 1.430%)	1.601%	9/1/23	2,050,000	2,068,297	(b)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	1,770,000	1,856,584	(b)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	1,750,000	1,873,228
Cooperatieve Rabobank UA, Senior Notes	2.625%	7/22/24	320,000	331,977	(a)

See Notes to Financial Statements.

8	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	$900,000	$904,499	(a)(b)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	500,000	501,270	(a)
Danske Bank A/S, Senior Notes (3 mo. USD LIBOR + 1.060%)	1.174%	9/12/23	1,170,000	1,180,260	(a)(b)
DNB Bank ASA, Senior Notes (1.535% to 5/25/26 then 1 year Treasury Constant Maturity Rate + 0.720%)	1.535%	5/25/27	1,230,000	1,214,781	(a)(b)
HSBC Holdings PLC, Senior Notes (0.976% to 5/24/24 then SOFR + 0.708%)	0.976%	5/24/25	490,000	484,644	(b)
HSBC Holdings PLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	1.160%	5/18/24	1,750,000	1,766,613	(b)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	600,000	615,450	(a)
JPMorgan Chase & Co., Senior Notes (0.824% to 6/1/24 then SOFR + 0.540%)	0.824%	6/1/25	2,290,000	2,263,375	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	3,320,000	3,378,006	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 0.850%)	0.971%	1/10/25	1,690,000	1,707,747	(b)
JPMorgan Chase & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	1.354%	10/24/23	4,260,000	4,299,295	(b)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	2,980,000	3,149,807	(b)
KeyBank NA, Senior Notes (0.423% to 1/3/23 then SOFR + 0.340%)	0.423%	1/3/24	1,720,000	1,715,151	(b)
Lloyds Banking Group PLC, Senior Notes	4.050%	8/16/23	1,560,000	1,644,043
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	400,000	407,384	(b)
Lloyds Banking Group PLC, Senior Notes (3.870% to 7/9/24 then 1 year Treasury Constant Maturity Rate + 3.500%)	3.870%	7/9/25	250,000	265,612	(b)
Mizuho Financial Group Inc., Senior Notes (0.849% to 9/8/23 then SOFR + 0.872%)	0.849%	9/8/24	400,000	398,888	(b)
Nordea Bank Abp, Senior Notes	0.625%	5/24/24	2,680,000	2,652,876	(a)
Royal Bank of Canada, Senior Notes	1.150%	7/14/26	3,040,000	2,982,231
Santander UK Group Holdings PLC, Senior Notes (1.673% to 6/14/26 then SOFR + 0.989%)	1.673%	6/14/27	800,000	785,076	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	0.508%	1/12/24	200,000	197,979

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Sumitomo Mitsui Financial Group Inc., Senior Notes (3 mo. USD LIBOR + 0.800%)	0.922%	10/16/23	$1,200,000	$1,214,329	(b)
Toronto-Dominion Bank, Senior Notes	1.200%	6/3/26	3,510,000	3,461,084
Truist Bank, Senior Notes	1.250%	3/9/23	3,240,000	3,261,872
U.S. Bank N.A., Senior Notes	1.800%	1/21/22	1,000,000	1,001,088
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	5,860,000	5,922,676	(b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	4,850,000	4,954,547	(b)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.230%)	1.359%	10/31/23	4,110,000	4,150,195	(b)
Westpac Banking Corp., Senior Notes	1.150%	6/3/26	2,640,000	2,601,211
Total Banks				102,554,570
Capital Markets — 4.8%
Bank of New York Mellon Corp., Senior Notes	2.100%	10/24/24	3,140,000	3,229,220
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	450,000	454,870
Charles Schwab Corp., Senior Notes	0.750%	3/18/24	1,880,000	1,872,308
Charles Schwab Corp., Senior Notes	1.150%	5/13/26	1,650,000	1,632,526
Credit Suisse AG, Senior Notes	0.495%	2/2/24	1,090,000	1,079,256
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	2,390,000	2,413,574	(a)(b)
Credit Suisse Group AG, Senior Notes (3 mo. USD LIBOR + 1.200%)	1.316%	12/14/23	750,000	756,765	(a)(b)
Goldman Sachs Group Inc., Senior Notes	0.481%	1/27/23	510,000	508,436
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	270,000	277,449
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,310,000	1,391,598
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	150,000	159,158
Goldman Sachs Group Inc., Senior Notes (0.657% to 9/10/23 then SOFR + 0.505%)	0.657%	9/10/24	3,000,000	2,977,467	(b)
Goldman Sachs Group Inc., Senior Notes (0.855% to 2/12/25 then SOFR + 0.609%)	0.855%	2/12/26	4,530,000	4,434,552	(b)
Goldman Sachs Group Inc., Senior Notes (2.905% to 7/24/22 then 3 mo. USD LIBOR + 0.990%)	2.905%	7/24/23	1,290,000	1,306,927	(b)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.000%)	1.124%	7/24/23	3,830,000	3,845,417	(b)
Morgan Stanley, Senior Notes (0.529% to 1/25/23 then SOFR + 0.455%)	0.529%	1/25/24	2,360,000	2,351,428	(b)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	8,320,000	8,051,053	(b)

See Notes to Financial Statements.

10	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Morgan Stanley, Senior Notes (3 mo. USD LIBOR + 1.220%)	1.364%	5/8/24	$750,000	$760,414	(b)
Morgan Stanley, Subordinated Notes	4.875%	11/1/22	1,000,000	1,038,012
UBS AG, Senior Notes	1.250%	6/1/26	800,000	787,206	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	600,000	653,796	(a)
UBS Group AG, Senior Notes (1.494% to 8/10/26 then 1 year Treasury Constant Maturity Rate + 0.850%)	1.494%	8/10/27	650,000	636,131	(a)(b)
Total Capital Markets				40,617,563
Consumer Finance — 1.0%
AIG Global Funding, Secured Notes	0.800%	7/7/23	650,000	650,567	(a)
American Express Co., Senior Notes	2.650%	12/2/22	1,000,000	1,021,868
American Express Co., Senior Notes	3.400%	2/27/23	1,400,000	1,445,646
Caterpillar Financial Services Corp., Senior Notes	0.450%	9/14/23	140,000	139,615
Caterpillar Financial Services Corp., Senior Notes	0.450%	5/17/24	4,720,000	4,659,717
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.510%)	0.666%	5/15/23	500,000	503,164	(b)
Total Consumer Finance				8,420,577
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	500,000	534,508
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	1,120,000	1,123,461
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	750,000	756,150	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	500,000	504,435	(a)
USAA Capital Corp., Senior Notes	0.500%	5/1/24	1,130,000	1,119,884	(a)
Total Diversified Financial Services				4,038,438
Insurance — 0.3%
Allstate Corp., Senior Notes	0.750%	12/15/25	200,000	195,679
Allstate Corp., Senior Notes (3 mo. USD LIBOR + 0.630%)	0.762%	3/29/23	1,000,000	1,003,989	(b)
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/22	1,627	2,201	(a)(d)
GA Global Funding Trust, Secured Notes	1.625%	1/15/26	1,500,000	1,499,050	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	390,000	386,591	(a)
Total Insurance				3,087,510
Total Financials				158,718,658

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care — 3.9%
Biotechnology — 0.9%
AbbVie Inc., Senior Notes	2.300%	11/21/22	$1,000,000	$1,015,349
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,850,000	1,943,455
AbbVie Inc., Senior Notes	2.600%	11/21/24	2,130,000	2,208,895
AbbVie Inc., Senior Notes	3.800%	3/15/25	300,000	320,857
AbbVie Inc., Senior Notes (3 mo. USD LIBOR + 0.650%)	0.810%	11/21/22	1,040,000	1,045,394	(b)
Gilead Sciences Inc., Senior Notes	0.750%	9/29/23	728,000	725,905
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	720,000	758,273
Total Biotechnology				8,018,128
Health Care Equipment & Supplies — 0.2%
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	186,000	195,206
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	1.148%	6/6/22	1,054,000	1,058,989	(b)
Total Health Care Equipment & Supplies				1,254,195
Health Care Providers & Services — 2.0%
Cigna Corp., Senior Notes	3.500%	6/15/24	1,770,000	1,864,997
Cigna Corp., Senior Notes (3 mo. USD LIBOR + 0.890%)	1.014%	7/15/23	2,585,000	2,608,011	(b)
CVS Health Corp., Senior Notes	3.700%	3/9/23	403,000	416,879
CVS Health Corp., Senior Notes	2.625%	8/15/24	3,050,000	3,155,205
CVS Health Corp., Senior Notes	3.875%	7/20/25	820,000	884,158
CVS Health Corp., Senior Notes	3.000%	8/15/26	250,000	263,694
Humana Inc., Senior Notes	3.150%	12/1/22	1,000,000	1,019,631
Humana Inc., Senior Notes	4.500%	4/1/25	300,000	328,287
Humana Inc., Senior Notes	1.350%	2/3/27	2,340,000	2,269,796
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,000,000	1,016,673
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	640,000	668,678
UnitedHealth Group Inc., Senior Notes	0.550%	5/15/24	2,310,000	2,288,256
UnitedHealth Group Inc., Senior Notes	2.375%	8/15/24	300,000	310,915
Total Health Care Providers & Services				17,095,180
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC, Senior Notes	1.200%	5/28/26	2,020,000	1,995,098
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	1,500,000	1,516,228
Bristol-Myers Squibb Co., Senior Notes	0.750%	11/13/25	510,000	498,087
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	3,080,000	3,078,183
Total Pharmaceuticals				7,087,596
Total Health Care				33,455,099

See Notes to Financial Statements.

12	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Industrials — 4.2%
Aerospace & Defense — 1.6%
Boeing Co., Senior Notes	1.875%	6/15/23	$720,000	$726,792
Boeing Co., Senior Notes	1.433%	2/4/24	3,290,000	3,290,337
Boeing Co., Senior Notes	4.875%	5/1/25	850,000	932,175
Boeing Co., Senior Notes	2.750%	2/1/26	3,320,000	3,412,461
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,010,000	1,071,548
General Dynamics Corp., Senior Notes	1.150%	6/1/26	1,180,000	1,170,514
L3Harris Technologies Inc., Senior Notes	3.850%	6/15/23	1,390,000	1,449,715
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	900,000	921,858
Northrop Grumman Corp., Senior Notes	3.250%	8/1/23	770,000	800,622
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	160,000	167,222
Total Aerospace & Defense				13,943,244
Airlines — 0.6%
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	700,000	810,429
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	700,000	804,741	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	414,000	453,280	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	800,000	810,160
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	1,800,000	1,810,665	(a)
Total Airlines				4,689,275
Commercial Services & Supplies — 0.0%††
Republic Services Inc., Senior Notes	2.500%	8/15/24	200,000	206,517
Industrial Conglomerates — 0.7%
3M Co., Senior Notes	2.250%	3/15/23	1,360,000	1,388,086
3M Co., Senior Notes	3.250%	2/14/24	1,240,000	1,302,162
3M Co., Senior Notes	2.000%	2/14/25	400,000	410,010
Honeywell International Inc., Senior Notes	1.100%	3/1/27	2,530,000	2,464,574
Total Industrial Conglomerates				5,564,832
Machinery — 0.6%
John Deere Capital Corp., Senior Notes	0.400%	10/10/23	140,000	139,412
John Deere Capital Corp., Senior Notes	0.450%	6/7/24	2,310,000	2,281,536
John Deere Capital Corp., Senior Notes	1.050%	6/17/26	1,140,000	1,121,178
John Deere Capital Corp., Senior Notes (3 mo. USD LIBOR + 0.550%)	0.666%	6/7/23	635,000	639,257	(b)
PACCAR Financial Corp., Senior Notes	1.100%	5/11/26	740,000	731,961
Total Machinery				4,913,344

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Road & Rail — 0.3%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	$1,520,000	$1,521,754	(e)
Union Pacific Corp., Senior Notes	4.163%	7/15/22	1,040,000	1,053,518
Total Road & Rail				2,575,272
Trading Companies & Distributors — 0.4%
Air Lease Corp., Senior Notes	3.750%	2/1/22	840,000	840,000
Air Lease Corp., Senior Notes	0.700%	2/15/24	250,000	246,556
Air Lease Corp., Senior Notes	1.875%	8/15/26	2,380,000	2,344,617
Total Trading Companies & Distributors				3,431,173
Total Industrials				35,323,657
Information Technology — 2.1%
Electronic Equipment, Instruments & Components — 0.2%
Vontier Corp., Senior Notes	1.800%	4/1/26	1,530,000	1,503,233	(a)
IT Services — 0.2%
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	840,000	849,064
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	820,000	848,078
Visa Inc., Senior Notes	3.150%	12/14/25	500,000	535,333
Total IT Services				2,232,475
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.625%	1/15/24	300,000	314,858
Broadcom Inc., Senior Notes	4.700%	4/15/25	500,000	550,242
Broadcom Inc., Senior Notes	3.150%	11/15/25	1,470,000	1,542,501
Intel Corp., Senior Notes	1.600%	8/12/28	1,600,000	1,578,124
Microchip Technology Inc., Senior Secured Notes	4.333%	6/1/23	230,000	240,887
Microchip Technology Inc., Senior Secured Notes	0.983%	9/1/24	1,650,000	1,626,774	(a)
NVIDIA Corp., Senior Notes	0.584%	6/14/24	1,500,000	1,484,281
Texas Instruments Inc., Senior Notes	1.375%	3/12/25	10,000	10,099
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,090,000	1,094,980
Total Semiconductors & Semiconductor Equipment				8,442,746
Software — 0.3%
Oracle Corp., Senior Notes	3.400%	7/8/24	2,200,000	2,315,393
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc., Senior Notes	2.500%	2/9/22	500,000	501,152
Apple Inc., Senior Notes	1.400%	8/5/28	3,240,000	3,167,556
Total Technology Hardware, Storage & Peripherals				3,668,708
Total Information Technology				18,162,555

See Notes to Financial Statements.

14	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Materials — 0.9%
Metals & Mining — 0.7%
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	$1,650,000	$1,725,533	(a)
Glencore Funding LLC, Senior Notes	1.625%	9/1/25	2,040,000	2,024,491	(a)
Glencore Funding LLC, Senior Notes	1.625%	4/27/26	1,320,000	1,297,275	(a)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	1,000,000	1,139,430
Total Metals & Mining				6,186,729
Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Senior Notes	0.950%	5/15/26	1,250,000	1,210,283	(a)
Total Materials				7,397,012
Utilities — 0.4%
Electric Utilities — 0.4%
FirstEnergy Corp., Senior Notes	3.350%	7/15/22	300,000	301,650
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	1,020,000	1,049,865
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	600,000	621,591
Southern California Edison Co., Secured Bonds	0.975%	8/1/24	1,050,000	1,044,452
Total Utilities				3,017,558
Total Corporate Bonds & Notes (Cost — $383,734,555)				381,122,373
Asset-Backed Securities — 18.1%
ABPCI Direct Lending Fund CLO X LP, 2020-10A A1A (3 mo. USD LIBOR + 1.950%)	2.082%	1/20/32	450,000	450,342	(a)(b)
ABPCI Direct Lending Fund IX LLC, 2020-9A A1R (3 mo. USD LIBOR + 1.400%)	1.573%	11/18/31	2,310,000	2,310,000	(a)(b)(e)
AccessLex Institute, 2007-A A3 (3 mo. USD LIBOR + 0.300%)	0.480%	5/25/36	1,142,755	1,124,008	(b)
Aegis Asset Backed Securities Trust, 2005-5 M1 (1 mo. USD LIBOR + 0.645%)	0.737%	12/25/35	1,700,000	1,678,696	(b)
Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificates, 2005-4 M2 (1 mo. USD LIBOR + 0.705%)	0.797%	10/25/35	560,000	552,517	(b)
Allegro CLO II-S Ltd., 2014-1RA A1 (3 mo. USD LIBOR + 1.080%)	1.210%	10/21/28	1,454,758	1,455,384	(a)(b)
Ameriquest Mortgage Securities Inc., Asset- Backed Pass-Through Certificates, 2005-R7 M2 (1 mo. USD LIBOR + 0.750%)	0.842%	9/25/35	34,182	34,216	(b)
AMMC CLO 23 Ltd., 2020-23A A1R (3 mo. USD LIBOR + 1.040%)	1.163%	10/17/31	3,120,000	3,120,274	(a)(b)
Avery Point VI CLO Ltd., 2015-6A AR2 (3 mo. USD LIBOR + 0.900%)	1.040%	8/5/27	377,613	377,613	(a)(b)
Avery Point VII CLO Ltd., 2015-7A AR2 (3 mo. USD LIBOR + 0.960%)	1.084%	1/15/28	899,237	900,360	(a)(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Avis Budget Rental Car Funding AESOP LLC, 2020-2A A	2.020%	2/20/27	$600,000	$608,440	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	940,000	927,687	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	940,000	928,742	(a)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	1.360%	11/20/30	540,000	540,333	(a)(b)
Bayview Financial Mortgage Pass-Through Trust, 2006-A M3 (1 mo. USD LIBOR + 0.975%)	1.068%	2/28/41	423,621	423,831	(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	1.653%	1/15/35	1,230,000	1,230,615	(a)(b)(e)
Black Diamond CLO Ltd., 2017-1A A1AR (3 mo. USD LIBOR + 1.050%)	1.174%	4/24/29	940,247	940,479	(a)(b)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	1.210%	11/20/28	298,012	297,759	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.132%	4/20/31	650,000	650,765	(a)(b)
BlueMountain CLO XXX Ltd., 2020-30A A (3 mo. USD LIBOR + 1.390%)	1.514%	1/15/33	570,000	570,952	(a)(b)
BRSP Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.150%)	1.239%	8/19/38	1,250,000	1,252,774	(a)(b)
Capital One Multi-Asset Execution Trust, 2017-A5 A5 (1 mo. USD LIBOR + 0.580%)	0.669%	7/15/27	900,000	911,243	(b)
Carlyle Global Market Strategies CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	1.136%	7/28/28	1,010,226	1,011,489	(a)(b)
Carlyle US CLO Ltd., 2017-2A A1R (3 mo. USD LIBOR + 1.050%)	1.184%	7/20/31	1,590,000	1,590,794	(a)(b)
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	2,590,000	2,579,937	(a)
Cedar Funding V CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	2,570,000	2,572,486	(a)
Cerberus Loan Funding XXVII LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	1.924%	1/15/32	530,000	531,269	(a)(b)
Cerberus Loan Funding XXVIII LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	1.974%	10/15/31	429,000	430,197	(a)(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	1.140%	4/23/29	245,745	245,867	(a)(b)
CIFC Funding Ltd., 2021-4A A (3 mo. USD LIBOR + 1.050%)	1.174%	7/15/33	830,000	829,383	(a)(b)
Citigroup Mortgage Loan Trust Inc., 2007-WFH3 A3 (1 mo. USD LIBOR + 0.250%)	0.342%	6/25/37	30,777	30,784	(b)
CMFT Net Lease Master Issuer LLC, 2021-1 A1	2.090%	7/20/51	1,062,457	1,047,772	(a)

See Notes to Financial Statements.

16	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Commonbond Student Loan Trust, 2021-AGS A	1.200%	3/25/52	$652,721	$641,961	(a)
Commonbond Student Loan Trust, 2021-BGS A	1.170%	9/25/51	1,453,045	1,430,993	(a)
CQS US CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.220%)	1.393%	1/20/35	1,000,000	999,500	(a)(b)(e)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.032%	8/9/24	965,000	935,398	(a)(b)
Cumberland Park CLO Ltd., 2015-2A BR (3 mo. USD LIBOR + 1.400%)	1.532%	7/20/28	250,000	250,204	(a)(b)
Cutwater Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.220%)	1.344%	1/15/29	449,613	449,859	(a)(b)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	0.310%	2/15/29	554,901	550,508	(b)
Dryden 75 CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	1.164%	4/15/34	250,000	250,151	(a)(b)
ECMC Group Student Loan Trust, 2016-1A A (1 mo. USD LIBOR + 1.350%)	1.442%	7/26/66	1,951,753	2,010,932	(a)(b)
Enterprise Fleet Financing LLC, 2020-2 A2	0.610%	7/20/26	2,432,413	2,431,338	(a)
Evergreen Credit Card Trust, 2021-1 A	0.900%	10/15/26	1,700,000	1,687,531	(a)
Ford Credit Auto Owner Trust, 2020-2 A	1.060%	4/15/33	1,000,000	983,784	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	670,000	756,585
Ford Credit Floorplan Master Owner Trust, 2020-2 A	1.060%	9/15/27	850,000	837,708
GM Financial Revolving Receivables Trust, 2021-1 A	1.170%	6/12/34	5,500,000	5,424,211	(a)
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	1.232%	7/20/34	1,330,000	1,331,893	(a)(b)
Golub Capital Partners CLO 36m Ltd., 2018-36A B (3 mo. USD LIBOR + 1.650%)	1.790%	2/5/31	1,480,000	1,472,600	(a)(b)
Golub Capital Partners CLO 47M Ltd., 2020-47A A1 (3 mo. USD LIBOR + 1.680%)	1.820%	5/5/32	1,220,000	1,218,484	(a)(b)
Golub Capital Partners CLO 49M Ltd., 2020-49A AR (3 mo. USD LIBOR + 1.530%)	1.630%	8/26/33	690,000	690,039	(a)(b)
Golub Capital Partners CLO 54M LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	1.651%	8/5/33	1,040,000	1,039,933	(a)(b)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS A	2.310%	10/20/48	1,000,000	1,003,571	(a)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	2.022%	12/20/29	2,070,000	2,069,035	(a)(b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. USD LIBOR + 1.020%)	1.110%	7/15/39	1,280,000	1,281,853	(a)(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Greywolf CLO V Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	1.284%	1/27/31	$300,000	$300,235	(a)(b)
Greywolf CLO VI Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.630%)	1.755%	4/26/31	1,017,000	1,017,943	(a)(b)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	1.392%	1/20/30	500,000	500,624	(a)(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	1.204%	7/25/27	34,146	34,146	(a)(b)
HalseyPoint CLO I Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	1.482%	1/20/33	750,000	750,549	(a)(b)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.579%	11/30/32	1,130,000	1,132,614	(a)(b)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	1,500,000	1,499,198	(a)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	400,000	397,553	(a)
HGI CRE CLO Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.000%)	1.089%	9/17/36	1,440,000	1,440,705	(a)(b)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	530,000	530,000	(a)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. USD LIBOR + 0.750%)	0.842%	10/25/35	798,860	798,332	(b)
Honda Auto Receivables Owner Trust, 2019-2 A4	2.540%	3/21/25	2,900,000	2,951,421
Jamestown CLO X Ltd., 2017-10A A1R (3 mo. USD LIBOR + 1.030%)	1.152%	7/17/29	1,310,000	1,310,653	(a)(b)
John Deere Owner Trust, 2018-B A4	3.230%	6/16/25	722,031	730,243
KREF Ltd., 2021-FL2 A (1 mo. USD LIBOR + 1.070%)	1.159%	2/15/39	1,300,000	1,302,170	(a)(b)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	1.202%	7/16/31	920,000	920,945	(a)(b)
Long Beach Mortgage Loan Trust, 2004-5 A5 (1 mo. USD LIBOR + 0.560%)	0.652%	9/25/34	377,445	378,232	(b)
Madison Park Funding X Ltd., 2012-10A AR3 (3 mo. USD LIBOR + 1.010%)	1.142%	1/20/29	597,387	597,684	(a)(b)
Madison Park Funding XXXV Ltd., 2019-35A A1R (3 mo. USD LIBOR + 0.990%)	1.122%	4/20/32	760,000	760,642	(a)(b)
Magnetite XIV-R Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	1.242%	10/18/31	530,000	530,625	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2004- WMC5 M1 (1 mo. USD LIBOR + 0.930%)	1.022%	7/25/35	490,008	489,480	(b)
Merrill Lynch Mortgage Investors Trust, 2006- HE1 M1 (1 mo. USD LIBOR + 0.585%)	0.677%	12/25/36	81,735	81,685	(b)

See Notes to Financial Statements.

18	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
MF1 Ltd., 2021-FL7 A (1 mo. USD LIBOR + 1.080%)	1.169%	10/16/36	$1,390,000	$1,390,096	(a)(b)
Midocean Credit CLO IX, 2018-9A B (3 mo. USD LIBOR + 1.750%)	1.882%	7/20/31	2,020,000	2,025,588	(a)(b)
Midocean Credit CLO VII, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	1.724%	7/15/29	500,000	497,138	(a)(b)
Midocean Credit CLO VIII, 2018-8A A1R (3 mo. USD LIBOR + 1.050%)	1.210%	2/20/31	1,670,000	1,669,747	(a)(b)
MMAF Equipment Finance LLC, 2019-A A5	3.080%	11/12/41	900,000	941,674	(a)
Morgan Stanley Capital I Inc. Trust, 2006-NC2 A2D (1 mo. USD LIBOR + 0.580%)	0.672%	2/25/36	359,291	359,367	(b)
MVW LLC, 2020-1A A	1.740%	10/20/37	1,228,234	1,234,520	(a)
Navient Private Education Loan Trust, 2015-AA A2B (1 mo. USD LIBOR + 1.200%)	1.290%	12/15/28	431,772	434,089	(a)(b)
Navient Private Education Refi Loan Trust, 2019-A A2A	3.420%	1/15/43	98,849	100,908	(a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	0.989%	1/15/43	349,993	351,117	(a)(b)
Navient Private Education Refi Loan Trust, 2019-D A2B (1 mo. USD LIBOR + 1.050%)	1.140%	12/15/59	1,028,774	1,038,004	(a)(b)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	0.692%	4/25/40	1,003,327	1,000,203	(b)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	1.392%	3/25/66	1,010,000	1,049,048	(a)(b)
Navient Student Loan Trust, 2021-1A A1B (1 mo. USD LIBOR + 0.600%)	0.692%	12/26/69	824,920	827,130	(a)(b)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	0.692%	9/25/47	498,198	497,728	(a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	831,329	821,388	(a)
Nelnet Student Loan Trust, 2021-CA AFL (1 mo. USD LIBOR + 0.740%)	0.831%	4/20/62	1,848,010	1,849,486	(a)(b)
Neuberger Berman CLO XVII Ltd., 2014-17A BR2 (3 mo. USD LIBOR + 1.500%)	1.628%	4/22/29	750,000	751,889	(a)(b)
Neuberger Berman Loan Advisers CLO 40 Ltd., 2021-40A A (3 mo. USD LIBOR + 1.060%)	1.182%	4/16/33	800,000	801,301	(a)(b)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. USD LIBOR + 0.930%)	1.022%	8/25/34	480,625	481,195	(b)
North Carolina State Education Assistance Authority, 2011-1 A3 (3 mo. USD LIBOR + 0.900%)	1.024%	10/25/41	427,129	427,621	(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
NovaStar Mortgage Funding Trust, 2003-1 M1 (1 mo. USD LIBOR + 1.425%)	1.517%	5/25/33	$147,439	$149,803	(b)
NovaStar Mortgage Funding Trust, 2003-3 A1 (1 mo. USD LIBOR + 0.710%)	0.802%	12/25/33	1,277,998	1,266,933	(b)
Oaktree CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 0.870%)	1.002%	10/20/27	156,742	156,744	(a)(b)
Ocean Trails CLO X, 2020-10A AR (3 mo. USD LIBOR + 1.220%)	1.393%	10/15/34	795,000	796,186	(a)(b)
Octagon Investment Partners 35 Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	1.192%	1/20/31	370,000	370,365	(a)(b)
Octagon Investment Partners 47 Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.160%)	1.292%	7/20/34	750,000	751,592	(a)(b)
Octagon Investment Partners XIV Ltd., 2012-1A AARR (3 mo. USD LIBOR + 0.950%)	1.074%	7/15/29	680,000	679,717	(a)(b)
Octagon Investment Partners XXI Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	1.156%	2/14/31	260,000	260,234	(a)(b)
OHA Credit Funding 7 Ltd., 2020-7A A (3 mo. USD LIBOR + 1.250%)	1.374%	10/19/32	150,000	150,267	(a)(b)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	1.204%	5/23/31	760,000	759,749	(a)(b)
Option One Mortgage Loan Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.780%)	0.872%	11/25/34	623,258	623,989	(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1, Step bond	5.866%	1/25/37	275,754	273,553
Oscar US Funding XIII LLC, 2021-2A A4	1.270%	9/11/28	1,500,000	1,487,930	(a)
Owl Rock CLO I Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	1.960%	5/20/31	880,000	880,240	(a)(b)
OZLM XII Ltd., 2015-12A A1R (3 mo. USD LIBOR + 1.050%)	1.182%	4/30/27	284,517	284,490	(a)(b)
OZLM XXII Ltd., 2018-22A A1 (3 mo. USD LIBOR + 1.070%)	1.192%	1/17/31	249,683	249,995	(a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.150%)	1.323%	11/14/34	1,000,000	1,000,000	(a)(b)(e)
Parliament Funding II ltd, 2020-1A A (3 mo. USD LIBOR + 2.450%)	2.582%	8/12/30	1,500,000	1,505,157	(a)(b)
Parliament Funding II ltd, 2020-1A AR (3 mo. USD LIBOR + 1.250%)	1.423%	10/20/31	2,290,000	2,291,145	(a)(b)(e)
Rad CLO 15 Ltd., 2021-15A A (3 mo. USD LIBOR + 1.090%)	1.263%	1/20/34	1,710,000	1,710,000	(a)(b)(e)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	0.972%	8/25/33	227,125	224,239	(b)

See Notes to Financial Statements.

20	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
RR 3 Ltd., 2018-3A A1R2 (3 mo. USD LIBOR + 1.090%)	1.214%	1/15/30	$650,000	$650,406	(a)(b)
Saranac CLO III Ltd., 2014-3A BR (3 mo. USD LIBOR + 1.850%)	1.975%	6/22/30	1,100,000	1,094,225	(a)(b)
SBA Small Business Investment Cos., 2017-10A 1	2.845%	3/10/27	63,993	66,301
Sierra Timeshare Receivables Funding LLC, 2018-2A A	3.500%	6/20/35	1,123,872	1,153,861	(a)
Silver Rock CLO I Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	1.782%	10/20/31	420,000	421,278	(a)(b)
SLM Student Loan Trust, 2003-10A A4 (3 mo. USD LIBOR + 0.670%)	0.786%	12/17/68	860,000	860,807	(a)(b)
SLM Student Loan Trust, 2005-4 A3 (3 mo. USD LIBOR + 0.120%)	0.244%	1/25/27	358,572	357,765	(b)
SLM Student Loan Trust, 2005-4 B (3 mo. USD LIBOR + 0.180%)	0.304%	7/25/55	187,136	176,629	(b)
SLM Student Loan Trust, 2005-5 A4 (3 mo. USD LIBOR + 0.140%)	0.264%	10/25/28	483,414	481,925	(b)
SLM Student Loan Trust, 2005-7 A4 (3 mo. USD LIBOR + 0.150%)	0.274%	10/25/29	306,308	305,107	(b)
SLM Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.170%)	0.294%	1/25/41	926,501	907,015	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	0.274%	3/25/44	1,288,010	1,267,806	(b)
SLM Student Loan Trust, 2013-1 A3 (1 mo. USD LIBOR + 0.550%)	0.642%	5/26/55	931,285	921,003	(b)
SLM Student Loan Trust, 2013-6 A3 (1 mo. USD LIBOR + 0.650%)	0.742%	6/25/55	1,007,737	1,012,803	(b)
SMB Private Education Loan Trust, 2016-B A2B (1 mo. USD LIBOR + 1.450%)	1.539%	2/17/32	184,353	186,683	(a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	690,000	684,032	(a)
SMB Private Education Loan Trust, 2021-A APT2	1.070%	1/15/53	580,341	565,462	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	827,334	825,322	(a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. USD LIBOR + 0.800%)	0.890%	1/15/53	2,970,000	2,971,724	(a)(b)
SMB Private Education Loan Trust, 2021-C APT1	1.390%	1/15/53	495,583	489,477	(a)
SoFi Professional Loan Program Trust, 2020-C AFX	1.950%	2/15/46	813,588	821,381	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	1,974,574	1,973,497	(a)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	569,108	599,662	(a)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Symphony CLO XVIII Ltd., 2016-18A BR (3 mo. USD LIBOR + 1.600%)	1.729%	7/23/33	$1,060,000	$1,060,052	(a)(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	237,870	242,671	(a)(b)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	960,000	997,041	(a)(b)
Towd Point Mortgage Trust, 2019-HY1 B1 (1 mo. USD LIBOR + 2.150%)	2.242%	10/25/48	1,460,000	1,513,737	(a)(b)
Towd Point Mortgage Trust, 2019-HY2 M2 (1 mo. USD LIBOR + 1.900%)	1.992%	5/25/58	1,260,000	1,302,253	(a)(b)
Toyota Auto Loan Extended Note Trust, 2020-1A A	1.350%	5/25/33	1,110,000	1,111,373	(a)
Toyota Auto Loan Extended Note Trust, 2021-1A A	1.070%	2/27/34	1,310,000	1,291,522	(a)
TRP LLC, 2021-1 A	2.070%	6/19/51	923,651	915,907	(a)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	1.014%	4/15/29	973,412	973,560	(a)(b)
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	1.312%	10/18/31	250,000	250,057	(a)(b)
Voya CLO Ltd., 2018-2A A1 (3 mo. USD LIBOR + 1.000%)	1.124%	7/15/31	1,650,000	1,649,598	(a)(b)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	1.274%	10/15/31	1,400,000	1,401,750	(a)(b)
Voya CLO Ltd., 2018-4A A1AR (3 mo. USD LIBOR + 1.040%)	1.164%	1/15/32	800,000	800,088	(a)(b)
VSE VOI Mortgage LLC, 2018-A A	3.560%	2/20/36	1,487,474	1,540,597	(a)
Wellfleet CLO Ltd., 2020-2A AR (3 mo. USD LIBOR + 1.220%)	1.344%	7/15/34	1,810,000	1,810,110	(a)(b)
Whitebox CLO I Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	1.254%	7/24/32	1,040,000	1,042,638	(a)(b)
Whitebox CLO II Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	1.393%	10/24/34	1,221,000	1,221,001	(a)(b)
Whitebox CLO III Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	1.341%	10/15/34	730,000	730,002	(a)(b)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	1.374%	10/15/31	300,000	299,811	(a)(b)
Total Asset-Backed Securities (Cost — $153,777,645)				153,730,262
Collateralized Mortgage Obligations (f) —11.9%
280 Park Avenue Mortgage Trust, 2017-280P A (1 mo. USD LIBOR + 0.880%)	0.970%	9/15/34	500,000	499,716	(a)(b)
Angel Oak Mortgage Trust, 2021-7 A3	2.337%	10/25/66	430,000	431,298	(a)(b)

See Notes to Financial Statements.

22	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	0.964%	10/15/38	$1,890,000	$1,890,639	(a)(b)
AREIT Trust, 2021-CRE5 A (1 mo. USD LIBOR + 1.080%)	1.170%	7/17/26	1,090,000	1,088,611	(a)(b)
BDS, 2021-FL8 A (1 mo. USD LIBOR + 0.920%)	1.009%	1/18/36	1,290,000	1,283,163	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2003-AC5 A3 (1 mo. USD LIBOR + 1.100%)	1.192%	10/25/33	210,720	211,239	(b)
Benchmark Mortgage Trust, 2021-B29 XA, IO	1.160%	9/15/54	12,463,068	939,206	(a)(b)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	1.340%	7/15/35	910,000	911,606	(a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	1,028,659	1,025,989	(a)(b)
BX Commercial Mortgage Trust, 2020-BXLP A (1 mo. USD LIBOR + 0.800%)	0.890%	12/15/36	709,785	709,789	(a)(b)
BX Commercial Mortgage Trust, 2020-VIV4 A	2.843%	3/9/44	1,070,000	1,100,175	(a)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. USD LIBOR + 0.850%)	0.950%	11/15/26	2,510,000	2,507,697	(a)(b)
BX Commercial Mortgage Trust, 2021-SOAR A (1 mo. USD LIBOR + 0.670%)	0.760%	6/15/38	1,100,000	1,095,322	(a)(b)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. USD LIBOR + 0.700%)	0.790%	9/15/36	1,460,000	1,454,778	(a)(b)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	0.726%	10/15/26	1,930,000	1,917,808	(a)(b)
BXMT Ltd., 2020-FL2 A (30 Day Average SOFR + 1.014%)	1.062%	2/15/38	940,000	938,194	(a)(b)
CAMB Commercial Mortgage Trust, 2019-LIFE A (1 mo. USD LIBOR + 1.070%)	1.159%	12/15/37	990,000	989,925	(a)(b)
Cascade MH Asset Trust, 2021-MH1 A1	1.753%	2/25/46	309,939	306,127	(a)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.392%	8/25/35	1,704	1,701	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	0.672%	10/25/35	7,684	7,749	(a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2005-1A A2 (1 mo. USD LIBOR + 0.200%)	0.292%	1/25/36	3,007	2,856	(a)(b)
CIM Trust, 2021-R6 A1	1.425%	7/25/61	1,383,645	1,368,024	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	356,676
COLT Trust, 2021-RPL1 A1	1.665%	9/25/61	1,654,383	1,648,289	(a)(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
CSMC Trust, 2010-3R 2A3	4.136%	12/26/36	$75,990	$76,415	(a)(b)
CSMC Trust, 2014-11R 15A2	2.791%	1/27/36	538,589	539,840	(a)(b)
CSMC Trust, 2015-12R 2A1	0.586%	11/30/37	702,181	702,152	(a)(b)
CSMC Trust, 2019-AFC1 A1, Step bond	2.573%	7/25/49	194,366	196,821	(a)
CSMC Trust, 2019-AFC1 A2, Step bond	2.776%	7/25/49	427,365	433,252	(a)
CSMC Trust, 2019-AFC1 A3, Step bond	2.877%	7/25/49	427,365	432,590	(a)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,480,000	1,560,189	(a)
CSMC Trust, 2020-AFC1 A1	2.240%	2/25/50	759,983	763,432	(a)(b)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.000%, 3.250% floor)	3.250%	12/15/35	310,000	312,276	(a)(b)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.838%	7/25/47	369,723	376,233	(a)(b)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	594,711	589,385	(a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	594,711	589,149	(a)(b)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	804,405	802,766	(a)(b)
CSMC Trust, 2021-NQM5 A1	0.938%	5/25/66	1,241,339	1,226,616	(a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	731,403	728,875	(a)(b)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	683,732	689,735	(a)(b)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	862,906	865,558	(a)(b)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	1,138,259	1,141,566	(a)(b)
Deephaven Residential Mortgage Trust, 2020-2 A2	2.594%	5/25/65	320,000	322,532	(a)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	895,343	888,037	(a)(b)
ELP Commercial Mortgage Trust, 2021-ELP A (1 mo. USD LIBOR + 0.701%)	0.801%	11/15/38	2,720,000	2,711,250	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KS12 A (1 mo. USD LIBOR + 0.650%)	0.738%	8/25/29	1,200,000	1,203,844	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	0.439%	11/15/40	27,027	27,060	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4945 KF, PAC (1 mo. USD LIBOR + 0.450%)	0.542%	9/25/49	1,000,453	1,010,529	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA2 M2 (1 mo. USD LIBOR + 1.850%)	1.942%	2/25/50	924,192	929,347	(a)(b)

See Notes to Financial Statements.

24	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M1 (30 Day Average SOFR + 0.900%)	0.950%	12/25/50	$152,246	$152,276	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 M2 (30 Day Average SOFR + 2.100%)	2.150%	10/25/33	850,000	857,375	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	1.550%	10/25/41	1,540,000	1,543,878	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 19 F	1.113%	6/1/28	3,809	3,819	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M3 (1 mo. USD LIBOR + 5.550%)	5.639%	7/25/28	252,130	264,207	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	2.592%	3/25/30	490,000	501,374	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.350%	8/25/33	370,000	377,083	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	5.342%	10/25/23	154,567	160,744	(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.492%	1/25/24	230,227	239,699	(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	4.992%	11/25/24	83,294	86,713	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	5.092%	11/25/24	55,976	56,792	(b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.292%	1/25/30	323,265	329,805	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2C (1 mo. USD LIBOR + 2.150%)	2.242%	10/25/30	320,000	322,979	(a)(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Federal National Mortgage Association (FNMA) — CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.092%	3/25/31	$394,283	$397,057	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	1.600%	10/25/41	1,530,000	1,539,092	(a)(b)
Federal National Mortgage Association (FNMA) REMIC, 1997-20 F	0.609%	3/25/27	10,184	10,223	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T6 A3	4.238%	11/25/40	104,835	107,061	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4	3.968%	3/25/42	803,443	876,852	(b)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T3 2A	3.307%	8/25/43	496,445	512,125	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A	3.158%	8/25/42	426,028	442,526	(b)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (1 mo. USD LIBOR + 0.400%)	0.492%	5/25/42	70,992	70,978	(b)
GCAT Trust, 2020-NQM1 A3, Step bond	2.554%	1/25/60	1,580,255	1,581,017	(a)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	0.575%	2/20/61	114,693	115,013	(b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	0.475%	3/20/63	331,313	331,651	(b)
Government National Mortgage Association (GNMA), 2016-H07 FK (1 mo. USD LIBOR + 1.000%)	1.075%	3/20/66	2,143,858	2,186,070	(b)
Government National Mortgage Association (GNMA), 2017-H15 FN (1 mo. USD LIBOR + 0.500%)	0.575%	7/20/67	701,990	704,207	(b)
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	0.428%	4/20/70	3,879,153	3,886,704	(b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	0.348%	9/20/71	4,338,433	4,288,892	(b)
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	0.441%	3/20/23	110,825	110,878	(a)(b)

See Notes to Financial Statements.

26	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. USD LIBOR + 0.950%)	1.040%	10/15/36	$1,110,000	$1,112,090	(a)(b)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.740%)	0.831%	6/20/35	290,063	290,072	(b)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. USD LIBOR + 0.900%)	0.991%	6/20/35	238,385	236,816	(b)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.612%	11/25/35	241,356	229,183	(b)
IMT Trust, 2017-APTS AFL (1 mo. USD LIBOR + 0.700%)	0.790%	6/15/34	352,056	352,208	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	64,628	65,345	(a)(b)
JPMorgan Mortgage Trust, 2019-LTV3 B2	4.453%	3/25/50	318,405	321,516	(a)(b)
Legacy Mortgage Asset Trust, 2020-RPL1 A1	3.000%	9/25/59	1,333,013	1,372,946	(a)(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond	1.750%	4/25/61	783,438	778,944	(a)
Legacy Mortgage Asset Trust, 2021-GS5 A1, Step Bond	2.250%	7/25/67	1,690,000	1,702,068	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	539,792	569,981
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	0.940%	11/15/34	187,607	187,445	(a)(b)
Morgan Stanley Capital I Inc., 2021-ILP A (1 mo. USD LIBOR + 0.778%)	0.878%	11/15/23	2,110,000	2,105,227	(a)(b)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	1,520,000	1,547,383	(a)
MSG III Securitization Trust, 2021-1 A (1 mo. USD LIBOR + 0.750%)	0.836%	6/25/54	1,120,000	1,121,320	(a)(b)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	201,646	210,126	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	131,841	140,031	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	413,532	439,698	(a)(b)
New Residential Mortgage Loan Trust, 2019-6A A1B	3.500%	9/25/59	956,786	997,314	(a)(b)
New Residential Mortgage Loan Trust, 2019- RPL3 A1	2.750%	7/25/59	945,131	964,715	(a)(b)
New Residential Mortgage Loan Trust, 2021- NQM3 A1	1.156%	11/27/56	1,346,274	1,344,032	(a)(b)
New York Mortgage Trust, 2005-2 A (1 mo. USD LIBOR + 0.660%)	0.422%	8/25/35	128,334	126,568	(b)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2003-A1 M	6.635%	5/25/33	$317,145	$236,839	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4, Step bond	6.138%	3/25/47	293,787	307,556
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	999,482	995,867	(a)(b)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	1,008,249	1,003,603	(a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	1,227,088	1,216,483	(a)(b)
Onslow Bay Mortgage Loan Trust, 2021-NQM4 A1	1.957%	10/25/61	1,110,000	1,112,520	(a)(b)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	0.574%	10/15/36	1,480,000	1,470,131	(a)(b)
PFP Ltd., 2021-8 A (1 mo. USD LIBOR + 1.000%)	1.090%	8/9/37	1,440,000	1,440,144	(a)(b)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	2.840%	5/27/23	230,221	228,274	(a)(b)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.790%	10/27/22	241,594	241,857	(a)(b)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	293,461	283,642	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	1,445,092	1,432,256	(a)(b)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	7,357	4,359
Ready Capital Mortgage Financing LLC, 2021- FL6 A (1 mo. USD LIBOR + 0.950%)	1.042%	7/25/36	1,290,000	1,281,251	(a)(b)
Residential Asset Securitization Trust, 2003-A11 A2, PAC (1 mo. USD LIBOR + 0.450%)	0.542%	11/25/33	47,509	47,073	(b)
Sequoia Mortgage Trust, 9 2A	1.637%	9/20/32	68,352	68,976	(b)
SFO Commercial Mortgage Trust, 2021-555 A (1 mo. USD LIBOR + 1.150%)	1.240%	5/15/38	920,000	921,581	(a)(b)
SREIT Trust, 2021-MFP A (1 mo. USD LIBOR + 0.731%)	0.831%	11/15/38	2,110,000	2,101,123	(a)(b)
SREIT Trust, 2021-MFP2 A (1 mo. USD LIBOR + 0.822%)	0.922%	11/15/36	1,880,000	1,873,959	(a)(b)(e)
Structured ARM Loan Trust, 2004-2 1A1	2.881%	3/25/34	94,124	94,562	(b)
Structured Asset Securities Corp., 2005-RF3 2A	3.398%	6/25/35	444,631	423,347	(a)(b)
Tharaldson Hotel Portfolio Trust, 2018-THL A (1 mo. USD LIBOR + 0.900%)	1.140%	11/11/34	291,629	291,585	(a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	0.492%	6/25/35	316,268	270,132	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR6 2A1A (1 mo. USD LIBOR + 0.460%)	0.552%	4/25/45	972,761	963,156	(b)

See Notes to Financial Statements.

28	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (f) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. USD LIBOR + 0.580%)	0.672%	7/25/45	$1,231,286	$1,217,605	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	0.812%	7/25/45	394,633	391,974	(b)
Wells Fargo Commercial Mortgage Trust, 2015- NXS3 ASB	3.371%	9/15/57	135,950	141,989
ZH Trust, 2021-2 A	2.349%	10/17/27	1,460,000	1,456,588	(a)
Total Collateralized Mortgage Obligations (Cost — $101,508,169)				101,596,576
U.S. Government & Agency Obligations — 8.9%
U.S. Government Obligations — 8.9%
U.S. Treasury Notes	0.125%	7/31/22	6,660,000	6,660,177
U.S. Treasury Notes	0.125%	5/31/23	13,670,000	13,611,796
U.S. Treasury Notes	0.250%	6/15/24	16,560,000	16,362,703
U.S. Treasury Notes	0.375%	9/15/24	6,960,000	6,882,515
U.S. Treasury Notes	0.250%	5/31/25	2,480,000	2,418,872
U.S. Treasury Notes	0.250%	6/30/25	500,000	487,226
U.S. Treasury Notes	0.250%	7/31/25	1,955,000	1,902,536
U.S. Treasury Notes	0.250%	10/31/25	6,270,000	6,079,696
U.S. Treasury Notes	0.375%	12/31/25	1,700,000	1,652,785
U.S. Treasury Notes	0.375%	1/31/26	3,380,000	3,282,033
U.S. Treasury Notes	0.375%	9/30/27	4,870,000	4,632,017
U.S. Treasury Notes	1.250%	6/30/28	9,150,000	9,099,246
U.S. Treasury Notes	1.000%	7/31/28	3,180,000	3,109,444
Total U.S. Government & Agency Obligations (Cost — $77,137,072)				76,181,046
Mortgage-Backed Securities — 2.6%
FHLMC — 2.0%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	53,039	56,697
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35	2,785,198	2,947,738
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.629%)	3.286%	1/1/49	6,572,351	6,820,398	(b)
Federal Home Loan Mortgage Corp. (FHLMC) (30 Day Average SOFR + 2.182%)	1.782%	8/1/51	6,765,625	6,895,364	(b)
Total FHLMC				16,720,197
FNMA — 0.6%
Federal National Mortgage Association (FNMA)	2.500%	3/1/38	140,521	145,420
Federal National Mortgage Association (FNMA)	3.000%	4/1/38-3/1/40	4,144,679	4,357,007

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.500%	1/1/59	$381,485	$427,933
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	2.448%	9/1/37	281,195	298,454	(b)
Total FNMA				5,228,814
GNMA — 0.0%††
Government National Mortgage Association (GNMA) II	3.500%	9/20/48	36,623	38,582
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	184,390	189,187
Total GNMA				227,769
Total Mortgage-Backed Securities (Cost — $22,251,608)				22,176,780
Senior Loans — 0.7%
Communication Services — 0.2%
Diversified Telecommunication Services — 0.0%††
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.840%	3/1/27	41,558	40,630	(b)(g)(h)
Media — 0.2%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.850%	4/30/25	522,826	521,028	(b)(g)(h)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.586%	9/18/26	500,000	497,233	(b)(g)(h)
Numericable U.S. LLC, USD Term Loan B12 (3 mo. USD LIBOR + 3.688%)	3.814%	1/31/26	37,958	37,654	(b)(g)(h)
Univision Communications Inc., 2021 Replacement Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/15/26	577,172	576,632	(b)(g)(h)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.589%	1/31/28	40,000	39,525	(b)(g)(h)
Total Media				1,672,072
Total Communication Services				1,712,702
Consumer Discretionary — 0.3%
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	566,246	564,239	(b)(g)(h)
Hotels, Restaurants & Leisure — 0.1%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.840%	11/19/26	79,617	77,958	(b)(g)(h)

See Notes to Financial Statements.

30	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Hotels, Restaurants & Leisure — continued
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.840%	12/23/24	$519,072	$514,595	(b)(g)(h)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.842%	6/22/26	85,086	84,009	(b)(g)(h)
Total Hotels, Restaurants & Leisure				676,562
Specialty Retail — 0.1%
Great Outdoors Group LLC, Term Loan B2 (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	3/6/28	497,494	498,116	(b)(g)(h)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	10/19/27	496,240	492,645	(b)(g)(h)
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	398,750	396,732	(b)(g)(h)
Total Specialty Retail				1,387,493
Total Consumer Discretionary				2,628,294
Financials — 0.0%††
Diversified Financial Services — 0.0%††
VFH Parent LLC, Initial Term Loan (3 mo. USD LIBOR + 3.000%)	3.089%	3/1/26	8,229	8,220	(b)(g)(h)
Insurance — 0.0%††
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.090%	11/3/24	48,741	48,353	(b)(g)(h)
Total Financials				56,573
Health Care — 0.1%
Health Care Providers & Services — 0.0%††
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.076%	11/15/27	497,468	488,693	(b)(g)(h)
Pharmaceuticals — 0.1%
Jazz Financing Lux Sarl, Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	5/5/28	498,750	498,441	(b)(g)(h)
Total Health Care				987,134
Industrials — 0.0%††
Road & Rail — 0.0%††
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.132%	12/30/26	497,475	493,714	(b)(g)(h)

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Ultra-Short Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Information Technology — 0.1%
Software — 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.090%	10/16/26	$497,475	$496,263	(b)(g)(h)
Materials — 0.0%††
Containers & Packaging — 0.0%††
Berry Global Inc., Term Loan Z (2 mo. USD LIBOR + 1.750%)	1.864%	7/1/26	23,743	23,535	(b)(g)(h)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.840%	2/4/27	8,488	8,449	(b)(g)(h)
Total Materials				31,984
Total Senior Loans (Cost — $6,406,056)				6,406,664
Sovereign Bonds — 0.6%
Kuwait — 0.2%
Kuwait International Government Bond, Senior Notes	2.750%	3/20/22	1,300,000	1,309,337	(c)
Qatar — 0.2%
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,500,000	1,599,952	(c)
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, Senior Notes	0.750%	9/2/23	1,910,000	1,907,630	(a)
Total Sovereign Bonds (Cost — $4,831,621)				4,816,919
Total Investments before Short-Term Investments (Cost — $749,646,726)				746,030,620
Short-Term Investments — 13.1%
Commercial Paper — 4.3%
Banco Santander SA	0.313%	7/6/22	12,300,000	12,277,059	(i)(j)
BNZ International Fund	0.149%	4/1/22	12,500,000	12,493,773	(i)(j)
Societe Generale	0.294%	7/6/22	12,275,000	12,253,518	(i)(j)
Total Commercial Paper (Cost — $37,040,705)				37,024,350

			Shares
Money Market Funds — 8.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $74,814,763)	0.010%		74,814,763	74,814,763	(k)
Total Short-Term Investments (Cost — $111,855,468)				111,839,113
Total Investments — 100.7% (Cost — $861,502,194)				857,869,733
Liabilities in Excess of Other Assets — (0.7)%				(6,335,004)
Total Net Assets — 100.0%				$851,534,729

See Notes to Financial Statements.

32	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(i)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(j)	Rate shown represents yield-to-maturity.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2021, the total market value of investments in Affiliated Companies was $74,814,763 and the cost was $74,814,763 (Note 8).

Abbreviation(s) used in this schedule:

ARM	— Adjustable Rate Mortgage

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

November 30, 2021

Western Asset Ultra-Short Income Fund

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	12/23/21	$121.50	159	$159,000	$(62,109)
U.S. Treasury 5-Year Notes Futures, Call	12/23/21	121.75	42	42,000	(11,484)
U.S. Treasury 5-Year Notes Futures, Call	12/23/21	122.00	77	77,000	(14,438)
Total Exchange-Traded Written Options (Premiums received — $82,769)					$(88,031)

At November 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	169	3/22	$42,144,730	$42,131,700	$(13,030)
90-Day Eurodollar	182	12/22	45,150,057	45,079,125	(70,932)
90-Day Eurodollar	485	12/23	119,624,650	119,358,500	(266,150)
U.S. Treasury 10-Year Notes	81	3/22	10,447,522	10,595,812	148,290
					(201,822)
Contracts to Sell:
90-Day Eurodollar	29	12/21	7,232,989	7,235,319	(2,330)
U.S. Treasury 2-Year Notes	685	3/22	149,596,394	149,833,048	(236,654)
U.S. Treasury 5-Year Notes	1,582	3/22	191,814,872	192,052,332	(237,460)
U.S. Treasury Long-Term Bonds	35	3/22	5,586,903	5,674,375	(87,472)
U.S. Treasury Ultra Long- Term Bonds	5	3/22	959,979	1,002,812	(42,833)
					(606,749)
Net unrealized depreciation on open futures contracts					$(808,571)

At November 30, 2021, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$9,300,000	11/18/23	3.970%*	CPURNSA*	$(26,781)	$(51,631)
47,152,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(306,732)
9,300,000	11/18/26	CPURNSA*	3.370%*	80,316	108,880

See Notes to Financial Statements.

34	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Western Asset Ultra-Short Income Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$10,570,000	11/20/26	1.520% annually	Daily SOFR Compound annually	$(13,148)	$(45,072)
	18,989,000	8/15/28	1.130% annually	Daily SOFR Compound annually	146,242	(113,419)
	709,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(1,042)	(1,862)
Total	$96,020,000				$185,587	$(409,836)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.37 Index	$8,730,000	12/20/26	1.000% quarterly	$179,271	$177,856	$1,415

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	One time payment made at termination date.

Abbreviation(s) used in this table:

CPURNSA	— U.S. CPI Urban Consumers NSA Index

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	35

Statement of assets and liabilities (unaudited)

November 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $786,687,431)	$783,054,970
Investments in affiliated securities, at value (Cost — $74,814,763)	74,814,763
Cash	997,052
Receivable for Fund shares sold	5,482,363
Interest receivable	2,616,170
Deposits with brokers for open futures contracts and exchange-traded options	1,915,035
Deposits with brokers for centrally cleared swap contracts	481,000
Receivable from broker — net variation margin on centrally cleared swap contracts	162,009
Receivable for securities sold	16,943
Prepaid expenses	91,210
Total Assets	869,631,515

Liabilities:
Payable for securities purchased	13,150,924
Payable for Fund shares repurchased	4,236,513
Investment management fee payable	204,525
Payable to broker — net variation margin on open futures contracts	204,062
Service and/or distribution fees payable	104,017
Written options, at value (premiums received — $82,769)	88,031
Distributions payable	32,471
Trustees’ fees payable	448
Accrued expenses	75,795
Total Liabilities	18,096,786
Total Net Assets	$851,534,729

Net Assets:
Par value (Note 7)	$952
Paid-in capital in excess of par value	880,012,896
Total distributable earnings (loss)	(28,479,119)
Total Net Assets	$851,534,729

See Notes to Financial Statements.

36	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Net Assets:
Class A	$505,857,988
Class C	$1,592,704
Class C1	$233,724
Class I	$299,859,788
Class IS	$43,990,525

Shares Outstanding:
Class A	56,449,674
Class C	175,536
Class C1	26,339
Class I	33,590,413
Class IS	4,909,161

Net Asset Value:
Class A (and redemption price)	$8.96
Class C*	$9.07
Class C1 (and redemption price)	$8.87
Class I (and redemption price)	$8.93
Class IS (and redemption price)	$8.96

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	37

Statement of operations (unaudited)

For the Six Months Ended November 30, 2021

Investment Income:
Interest	$3,354,358
Dividends from affiliated investments	5,492
Less: Foreign taxes withheld	(12,779)
Total Investment Income	3,347,071

Expenses:
Investment management fee (Note 2)	1,040,330
Service and/or distribution fees (Notes 2 and 5)	492,074
Transfer agent fees (Note 5)	159,569
Registration fees	97,786
Fund accounting fees	38,072
Fees recaptured by investment manager (Note 2)	22,406
Audit and tax fees	20,159
Legal fees	6,663
Shareholder reports	4,910
Trustees’ fees	4,672
Insurance	1,710
Commitment fees (Note 9)	1,251
Custody fees	415
Miscellaneous expenses	4,400
Total Expenses	1,894,417
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(54,540)
Net Expenses	1,839,877
Net Investment Income	1,507,194

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(138,843)
Futures contracts	2,359,792
Written options	153,287
Swap contracts	246,221
Foreign currency transactions	9
Net Realized Gain	2,620,466
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(5,433,533)
Futures contracts	(779,286)
Written options	(5,262)
Swap contracts	(516,026)
Change in Net Unrealized Appreciation (Depreciation)	(6,734,107)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	(4,113,641)
Decrease in Net Assets From Operations	$(2,606,447)

See Notes to Financial Statements.

38	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Statement of changes in net assets

For the Six Months Ended November 30, 2021 (unaudited) and the Year Ended May 31, 2021	November 30	May 31

Operations:
Net investment income	$1,507,194	$2,080,319
Net realized gain	2,620,466	486,250
Change in net unrealized appreciation (depreciation)	(6,734,107)	5,951,841
Increase (Decrease) in Net Assets From Operations	(2,606,447)	8,518,410

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,478,414)	(5,400,877)
Decrease in Net Assets From Distributions to Shareholders	(3,478,414)	(5,400,877)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	580,699,248	557,342,941
Reinvestment of distributions	3,383,479	5,302,401
Cost of shares repurchased	(252,071,746)	(247,614,042)
Increase in Net Assets From Fund Share Transactions	332,010,981	315,031,300
Increase in Net Assets	325,926,120	318,148,833

Net Assets:
Beginning of period	525,608,609	207,459,776
End of period	$851,534,729	$525,608,609

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	39

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$9.03	$8.89	$9.10	$9.08	$9.07	$8.88

Income (loss) from operations:
Net investment income	0.01	0.05	0.19	0.23	0.19	0.12
Net realized and unrealized gain (loss)	(0.04)	0.23	(0.16)	0.04	0.01	0.21
Total income (loss) from operations	(0.03)	0.28	0.03	0.27	0.20	0.33

Less distributions from:
Net investment income	(0.04)	(0.14)	(0.24)	(0.25)	(0.19)	(0.14)
Total distributions	(0.04)	(0.14)	(0.24)	(0.25)	(0.19)	(0.14)

Net asset value, end of period	$8.96	$9.03	$8.89	$9.10	$9.08	$9.07
Total return[3]	(0.34)%	3.21%	0.27%[4]	3.00%	2.26%	3.72%

Net assets, end of period (000s)	$505,858	$270,865	$105,652	$73,672	$40,379	$27,984

Ratios to average net assets:
Gross expenses	0.65%[5]	0.72%	0.84%	0.95%	1.01%	0.84%
Net expenses[6,7]	0.65 [5]	0.64	0.71	0.78	0.92	0.80
Net investment income	0.32 [5]	0.51	2.06	2.50	2.08	1.31

Portfolio turnover rate	18%[8]	39%[8]	75%[8]	32%[8]	36%[8]	26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. During the period July 20, 2018 through February 12, 2020, the expense limitation was 0.88%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 18%, 47%, 76%, 34% and 44% for the six months ended November 30, 2021 and for the years ended May 31, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

40	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class C Shares[1]	2021[2]		2021	2020		2019	2018	2017

Net asset value, beginning of period	$9.15		$9.01	$9.06		$9.04	$9.04	$8.85

Income (loss) from operations:
Net investment income (loss)	(0.02)		(0.02)	0.25	[3]	0.15	0.11	0.06
Net realized and unrealized gain (loss)	(0.06)		0.24	(0.14)		0.05	0.02	0.20
Total income (loss) from operations	(0.08)		0.22	0.11		0.20	0.13	0.26

Less distributions from:
Net investment income	(0.00)	[4]	(0.08)	(0.16)		(0.18)	(0.13)	(0.07)
Total distributions	—		(0.08)	(0.16)		(0.18)	(0.13)	(0.07)

Net asset value, end of period	$9.07		$9.15	$9.01		$9.06	$9.04	$9.04
Total return[5]	(0.83)%		2.39%	1.28%[3,6]		2.23%	1.41%	2.90%

Net assets, end of period (000s)	$1,593		$1,653	$1,813		$2,592	$8,966	$7,154

Ratios to average net assets:
Gross expenses	1.44%[7]		1.49%	1.61%		1.69%	1.74%	1.67%
Net expenses[8,9]	1.43	[7]	1.43	0.10	[3]	1.53	1.64	1.63
Net investment income (loss)	(0.48)	[7]	(0.20)	2.74	[3]	1.67	1.26	0.67

Portfolio turnover rate	18%[10]		39%[10]	75%[10]		32%[10]	36%[10]	26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]

Ratios and total return for Class C for the year ended May 31, 2020 reflect prior period 12b-1 fee reimbursements. If these reimbursements were not included, net investment income per share would have been 0.19, total return would have been 0.38% and the net expense and net investment income ratios would have been 0.79% and 2.04%, respectively.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been 1.17% for the year ended May 31, 2020.

[7]	Annualized.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.63%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to July 20, 2018, the expense limitation was 1.70%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 18%, 47%, 76%, 34% and 44% for the six months ended November 30, 2021 and for the years ended May 31, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	41

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class C1 Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$8.95	$8.81	$9.03	$9.01	$9.01	$8.83

Income (loss) from operations:
Net investment income (loss)	(0.02)	(0.01)	0.15	0.18	0.14	0.07
Net realized and unrealized gain (loss)	(0.05)	0.23	(0.18)	0.04	0.01	0.20
Total income (loss) from operations	(0.07)	0.22	(0.03)	0.22	0.15	0.27

Less distributions from:
Net investment income	(0.01)	(0.08)	(0.19)	(0.20)	(0.15)	(0.09)
Total distributions	(0.01)	(0.08)	(0.19)	(0.20)	(0.15)	(0.09)

Net asset value, end of period	$8.87	$8.95	$8.81	$9.03	$9.01	$9.01
Total return[3]	(0.82)%	2.39%	(0.24)%[4]	2.48%	1.68%	3.04%

Net assets, end of period (000s)	$234	$364	$858	$5,126	$24,252	$27,152

Ratios to average net assets:
Gross expenses	1.51%[5]	1.54%	1.47%	1.46%	1.48%	1.42%
Net expenses[6,7]	1.38 [5]	1.37	1.35	1.29	1.38	1.38
Net investment income (loss)	(0.44) [5]	(0.08)	1.66	1.95	1.60	0.78

Portfolio turnover rate	18%[8]	39%[8]	75%[8]	32%[8]	36%[8]	26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been -0.35% for the year ended May 31, 2020.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.38%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 18%, 47%, 76%, 34% and 44% for the six months ended November 30, 2021 and for the years ended May 31, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

42	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$9.00	$8.86	$9.06	$9.04	$9.04	$8.86

Income (loss) from operations:
Net investment income	0.03	0.07	0.21	0.25	0.22	0.14
Net realized and unrealized gain (loss)	(0.05)	0.24	(0.15)	0.04	0.00 [3]	0.20
Total income (loss) from operations	(0.02)	0.31	0.06	0.29	0.22	0.34

Less distributions from:
Net investment income	(0.05)	(0.17)	(0.26)	(0.27)	(0.22)	(0.16)
Total distributions	(0.05)	(0.17)	(0.26)	(0.27)	(0.22)	(0.16)

Net asset value, end of period	$8.93	$9.00	$8.86	$9.06	$9.04	$9.04
Total return[4]	(0.21)%	3.50%	0.62%[5]	3.28%	2.48%	3.82%

Net assets, end of period (000s)	$299,860	$233,303	$95,351	$139,000	$60,684	$28,404

Ratios to average net assets:
Gross expenses	0.41%[6]	0.49%	0.62%	0.70%	0.72%	0.65%
Net expenses[7,8]	0.38 [6]	0.37	0.48	0.52	0.62	0.61
Net investment income	0.58 [6]	0.80	2.34	2.75	2.38	1.56

Portfolio turnover rate	18%[9]	39%[9]	75%[9]	32%[9]	36%[9]	26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.38%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to February 12, 2020, the expense limitation was 0.53%. Prior to July 20, 2018, the expense limitation was 0.65%.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 18%, 47%, 76%, 34% and 44% for the six months ended November 30, 2021 and for the years ended May 31, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	43

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended May 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$9.03	$8.89	$9.09	$9.07	$9.04	$8.86

Income (loss) from operations:
Net investment income	0.03	0.07	0.23	0.25	0.23	0.15
Net realized and unrealized gain (loss)	(0.05)	0.24	(0.17)	0.05	0.00 [3]	0.19
Total income (loss) from operations	(0.02)	0.31	0.06	0.30	0.23	0.34

Less distributions from:
Net investment income	(0.05)	(0.17)	(0.26)	(0.28)	(0.20)	(0.16)
Total distributions	(0.05)	(0.17)	(0.26)	(0.28)	(0.20)	(0.16)

Net asset value, end of period	$8.96	$9.03	$8.89	$9.09	$9.07	$9.04
Total return[4]	(0.20)%	3.52%	0.69%[5]	3.35%	2.56%	3.91%

Net assets, end of period (000s)	$43,991	$19,424	$3,786	$10,408	$12,310	$4,819

Ratios to average net assets:
Gross expenses	0.36%[6]	0.41%	0.54%	0.62%	0.65%	0.59%
Net expenses[7,8]	0.35 [6]	0.34	0.41	0.45	0.55	0.55
Net investment income	0.63 [6]	0.78	2.52	2.78	2.53	1.69

Portfolio turnover rate	18%[9]	39%[9]	75%[9]	32%[9]	36%[9]	26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended November 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of investment litigations. Without these gains, the total return would have been unchanged for the year ended May 31, 2020.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.35%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to February 12, 2020, the expense limitation was 0.43%. Prior to July 20, 2018, the expense limitation was 0.65%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 18%, 47%, 76%, 34% and 44% for the six months ended November 30, 2021 and for the years ended May 31, 2021, 2020, 2019 and 2018, respectively.

See Notes to Financial Statements.

44	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Ultra-Short Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

46	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$381,122,373	—	$381,122,373
Asset-Backed Securities	—	153,730,262	—	153,730,262
Collateralized Mortgage Obligations	—	101,596,576	—	101,596,576
U.S. Government & Agency Obligations	—	76,181,046	—	76,181,046
Mortgage-Backed Securities	—	22,176,780	—	22,176,780
Senior Loans	—	6,406,664	—	6,406,664
Sovereign Bonds	—	4,816,919	—	4,816,919
Total Long-Term Investments	—	746,030,620	—	746,030,620
Short-Term Investments†:
Commercial Paper	—	37,024,350	—	37,024,350
Money Market Funds	$74,814,763	—	—	74,814,763
Total Short-Term Investments	74,814,763	37,024,350	—	111,839,113
Total Investments	$74,814,763	$783,054,970	—	$857,869,733
Other Financial Instruments:
Futures Contracts††	$148,290	—	—	$148,290
Centrally Cleared Interest Rate Swaps††	—	$108,880	—	108,880
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	1,415	—	1,415
Total Other Financial Instruments	$148,290	$110,295	—	$258,585
Total	$74,963,053	$783,165,265	—	$858,128,318

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$88,031	—	—	$88,031
Futures Contracts††	956,861	—	—	956,861
Centrally Cleared Interest Rate Swaps††	—	$518,716	—	518,716
Total	$1,044,892	$518,716	—	$1,563,608

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP

48	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of November 30, 2021, the total notional value of all credit default swaps to sell protection was $8,730,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the year ended November 30, 2021, see Note 4.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(f) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(g) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

50	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

(h) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks.

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Notes to financial statements (unaudited) (cont’d)

The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

52	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

As of November 30, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly.

Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of May 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class IS shares did not exceed 0.65%, 1.63%, 1.38%, 0.38% and 0.35%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended November 30, 2021, fees waived and/or expenses reimbursed amounted to $54,540, which included an affiliated money market fund waiver of $4,975.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

54	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

Pursuant to these arrangements, at November 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class I	Class IS
Expires May 31, 2023	$84,206	$956	$911	$175,952	$5,322
Expires May 31, 2024	7,426	32	185	41,001	921
Total fee waivers/expense reimbursements subject to recapture	$91,632	$988	$1,096	$216,953	$6,243

For the six months ended November 30, 2021, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class A
LMPFA recaptured	$22,406

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment.

For the six months ended November 30, 2021, there were no CDSCs paid to Franklin Resources and its affiliates.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended November 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$350,566,182	$110,335,027
Sales	45,571,361	58,473,697

At November 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$861,502,194	$1,726,132	$(5,358,593)	$(3,632,461)
Written options	(82,769)	8,326	(13,588)	(5,262)
Futures contracts	—	148,290	(956,861)	(808,571)
Swap contracts	363,443	110,295	(518,716)	(408,421)

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at November 30, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Futures contracts[2]	$148,290	—	$148,290
Centrally cleared swap contracts[3]	108,880	$1,415	110,295
Total	$257,170	$1,415	$258,585

LIABILITY DERIVATIVES[1]
			Interest Rate Risk
Written options			$88,031
Futures contracts[2]			956,861
Centrally cleared swap contracts[3]			518,716
Total			$1,563,608

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended November 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Commodity Risk	Total
Futures contracts	$2,359,792	—	$2,359,792
Written options	123,323	$29,964	153,287
Swap contracts	246,221	—	246,221
Total	$2,729,336	$29,964	$2,759,300

56	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Futures contracts	$(779,286)	—	$(779,286)
Written options	(5,262)	—	(5,262)
Swap contracts	(517,441)	$1,415	(516,026)
Total	$(1,301,989)	$1,415	$(1,300,574)

During the six months ended November 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options	$37,594
Futures contracts (to buy)	73,793,657
Futures contracts (to sell)	280,781,301

Average Notional Balance
Interest rate swap contracts	$60,046,429
Credit default swap contracts (buy protection)	1,247,143

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C1 shares calculated at the annual rate of 0.25%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended November 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$482,790	$77,716
Class C	8,241	691
Class C1	1,043	573
Class I	—	80,252
Class IS	—	337
Total	$492,074	$159,569

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

For the six months ended November 30, 2021, waivers and/or expense reimbursements by class were as follows:

		Waivers/Expense Reimbursements
Class A		$10,138
Class C		44
Class C1		187
Class I		43,044
Class IS		1,127
Total		$54,540
6. Distributions to shareholders by class
	Six Months Ended November 30, 2021	Year Ended May 31, 2021
Net Investment Income:
Class A	$1,728,120	$2,306,131
Class C	771	14,763
Class C1	183	5,840
Class I	1,567,333	2,927,406
Class IS	182,007	146,737
Total	$3,478,414	$5,400,877

7. Shares of beneficial interest

At November 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	41,713,738	$375,828,306	26,941,614	$243,576,703
Shares issued on reinvestment	182,846	1,645,143	247,023	2,231,144
Shares repurchased	(15,426,868)	(138,974,309)	(9,086,803)	(82,085,212)
Net increase	26,469,716	$238,499,140	18,101,834	$163,722,635

Class C
Shares sold	23,314	$212,950	42,912	$392,326
Shares issued on reinvestment	69	628	1,542	14,107
Shares repurchased	(28,563)	(260,677)	(65,051)	(595,485)
Net decrease	(5,180)	$(47,099)	(20,597)	$(189,052)

58	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Amount	Shares	Amount

Class C1
Shares sold	—	—	167	$1,495
Shares issued on reinvestment	18	$159	610	5,456
Shares repurchased	(14,320)	(127,953)	(57,433)	(514,339)
Net decrease	(14,302)	$(127,794)	(56,656)	$(507,388)

Class I
Shares sold	19,690,445	$176,735,764	32,694,332	$294,290,226
Shares issued on reinvestment	173,474	1,555,649	322,776	2,904,975
Shares repurchased	(12,197,286)	(109,465,512)	(17,857,057)	(160,782,920)
Net increase	7,666,633	$68,825,901	15,160,051	$136,412,281

Class IS
Shares sold	3,099,013	$27,922,228	2,110,944	$19,082,191
Shares issued on reinvestment	20,221	181,900	16,242	146,719
Shares repurchased	(360,201)	(3,243,295)	(402,792)	(3,636,086)
Net increase	2,759,033	$24,860,833	1,724,394	$15,592,824

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended November 30, 2021. The following transactions were effected in such company for the six months ended November 30, 2021.

	Affiliate Value at May 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$130,863,719	$322,821,475	322,821,475	$378,870,431	378,870,431

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$5,492	—	$74,814,763

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 4, 2022.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended November 30, 2021.

10. Deferred capital losses

As of May 31, 2021, the Fund had deferred capital losses of $22,406,545, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

60	Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

13. Subsequent event

Subsequent to the period ended November 30, 2021, shareholder redemptions from Class C1 shares exceeded 50% of Class C1 net assets as of November 30, 2021.

Western Asset Ultra-Short Income Fund 2021 Semi-Annual Report	61

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

62	Western Asset Ultra-Short Income Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Ultra-Short Income Fund	63

Western Asset

Ultra-Short Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC†

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

†	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.

Western Asset Ultra-Short Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Ultra-Short Income Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Ultra-Short Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD0301 1/22 SR21-4318

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 24, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 24, 2022